Loans and Leases - Schedule of Troubled Debt Restructuring (Details) $ in Millions	Dec. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	$ 150
Non-Accruing	71
Total	221
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	98
Non-Accruing	49
Total	147
Commercial | Commercial construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	2
Non-Accruing	1
Total	3
Commercial | Owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	46
Non-Accruing	9
Total	55
Commercial | Non-owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	24
Non-Accruing	30
Total	54
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	26
Non-Accruing	8
Total	34
Commercial | Leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	0
Non-Accruing	1
Total	1
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	52
Non-Accruing	22
Total	74
Consumer | Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	33
Non-Accruing	17
Total	50
Consumer | Revolving mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	17
Non-Accruing	5
Total	22
Consumer | Consumer auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	2
Non-Accruing	0
Total	2
Consumer | Consumer other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing	0
Non-Accruing	0
Total	$ 0